Description of Business	6 Months Ended
Jun. 30, 2024
Description of Business [Abstract]
DESCRIPTION OF BUSINESS
1	DESCRIPTION OF BUSINESS

Marti Technologies, Inc. (“Marti” or “Company”) formerly known as Galata Acquisition Corp. is an exempted company limited by shares, incorporated under the laws of the Cayman Islands on February 26, 2021. The registered address of the Company is Stuarts Corporate Services Ltd., P.O. Box 2510, Kensington House, 69 Dr Roy’s Drive, George Town, Grand Cayman KY1-1104.

Marti is a mobility provider engaged in delivering technology enabled transportation solutions via electric scooters, electric bikes and electric mopeds for urban areas. In addition, The Company operates a ride-hailing service that matches riders with car and motorcycle drivers. Founded on a proprietary technology platform, the Company currently offers electric moped, electric bike, and electric scooter rental services serviced by proprietary software systems and Internet of Things (“IoT”) infrastructure across Turkiye via its mobile application.

As of June 30, 2024, the Company operates through its subsidiary Marti Ileri Teknoloji Anonim Şirketi (“Marti Ileri”) and Marti Technologies I Inc. a Delaware corporation (“Marti Delaware”). The Company together with its consolidated subsidiaries will be referred to as the “Group” hereafter.

DeSPAC Transaction:

On August 1, 2022, Galata Acquisition Corp, (NYSE: GLTA) a special purpose acquisition company led by Callaway Capital with US$146.6 million in trust, announced the execution of a definitive business combination agreement with Marti Technologies Inc. (Marti Delaware, the former top company).

On July 10, 2023, Galata Acquisition Corp (“Galata”) consummated the previously announced business combination pursuant to the business combination agreement, dated as of July 29, 2022, by and among Marti, Galata Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of Galata and and Marti Delaware.

The business combination agreement provided that the parties thereto would enter into a business combination transaction pursuant to which, among other things, Galata Merger Sub Inc. merged with and into Marti Delaware surviving the deSPAC as a wholly owned subsidiary of Marti, and as a result of the merger, as of the end of the day immediately preceding the Closing date of July 10, 2023, Marti became a U.S. corporation for U.S. federal income tax purposes in a transaction that qualifies as a “reorganization”.